Headline earnings	6 Months Ended
Jun. 30, 2021
Disclosure of earnings per share [Notes] [Abstract]
Headline earnings	Headline earnings

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

The profit (loss) attributable to equity shareholders has been adjusted by the following to arrive at headline earnings (loss):
Profit (loss) attributable to equity shareholders	362	421	953
Net impairment (impairment reversal) on held for sale assets (1)	—	(17)	(17)
Net impairment on property, plant and equipment and right of use asset (1)	2	—	—
(Profit) loss on disposal of discontinued operations	—	—	80
Taxation on profit (loss) on disposal of discontinued operations	—	—	1
Profit (loss) on disposal of joint ventures (1)	—	—	(19)
(Profit) loss on disposal of tangible assets (1)	(1)	—	2
Headline earnings (loss)	363	404	1,000

Headline earnings (loss) per ordinary share (US cents) (2)	87	97	238
Diluted headline earnings (loss) per ordinary share (US cents) (3)	87	97	238

(1) Tax effect has not been disclosed as the tax is less than $1m.
(2) Calculated on the basic weighted average number of ordinary shares.
(3) Calculated on the diluted weighted average number of ordinary shares.

Number of shares
Ordinary shares	417,155,042	415,999,026	416,399,307
Fully vested options	1,834,464	2,173,297	2,634,209
Weighted average number of shares	418,989,506	418,172,323	419,033,516
Dilutive potential of share options	64,307	176,988	447,934
Dilutive number of ordinary shares	419,053,813	418,349,311	419,481,450